ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ 55,005	$ 126,889	$ 131,240
Net cash used in investing activities	(106,665)	(284,512)	(127,946)
Net cash (used in) generated from financing activities	34,700	71,969	(347,334)
Domestic [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	26,241	122,327	(790)
Net cash used in investing activities	(9,851)	(99,946)	(3,763)
Net cash (used in) generated from financing activities	$ (25,220)	$ 8,565	$ 90,828